UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY                 02/17/09
-------------------           -------------                ------------
   [Signature]                [City, State]                 [Date]

/s/ Ellen H. Adams            New York, NY                 02/17/09
-------------------           --------------               ------------
  [Signature]                 [City, State]                 [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE                      VALUE     SHRS/      SH/ PUT INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP     (X$1,000)  PRN AMT    PRN CALL DISCRETION   MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                       COM            037833100    9,246      108,331     SH      SOLE         N/A       108,331
BANK OF NEW YORK MELLON CORP    COM            064058100      258        9,114     SH      SOLE         N/A         9,114
BED BATH & BEYOND INC           COM            075896100    8,313      327,021     SH      SOLE         N/A       327,021
CISCO SYS INC                   COM            17275R102    9,078      556,911     SH      SOLE         N/A       556,911
CROWN CASTLE INTL CORP          COM            228227104   14,888      846,881     SH      SOLE         N/A       846,881
DIRECTV GROUP INC               COM            25459L106    7,899      344,766     SH      SOLE         N/A       344,766
ELECTRONIC ARTS INC             COM            285512109    7,754      483,437     SH      SOLE         N/A       483,437
EQUINIX INC                     COM NEW        29444U502    9,624      180,928     SH      SOLE         N/A       180,928
GOODRICH CORP                   COM            382388106   10,172      274,768     SH      SOLE         N/A       274,768
JPMORGAN & CHASE & CO           COM            46625H100    5,044      159,980     SH      SOLE         N/A       159,980
KOHLS CORP                      COM            500255104   11,496      317,580     SH      SOLE         N/A       317,580
MASTERCARD INC                  CL A           57636Q104    5,181       36,251     SH      SOLE         N/A        36,251
METROPCS COMMUNICATIONS INC     COM            591708102    6,389      430,263     SH      SOLE         N/A       430,263
MORGAN STANLEY                  COM NEW        617446448    7,884      491,520     SH      SOLE         N/A       491,520
NASDAQ OMX GROUP INC            COM            631103108    8,389      339,487     SH      SOLE         N/A       339,487
PETROHAWK ENERGY CORP           COM            716495106   10,077      644,743     SH      SOLE         N/A       644,743
PRECISION CASTPARTS CORP        COM            740189105    5,320       89,439     SH      SOLE         N/A        89,439
PROSHARES TR                 PSHS ULTSH 20YRS  74347R297    2,569       68,099     SH      SOLE         N/A        68,099
QUALCOMM INC                    COM            747525103   10,628      296,615     SH      SOLE         N/A       296,615
SBA COMMUNICATIONS CORP         COM            78388J106       48        2,963     SH      SOLE         N/A         2,963
SLM CORP                        COM            78442P106   15,747    1,769,283     SH      SOLE         N/A     1,769,283
VISA INC                        COM CL A       92826C839    2,566       48,930     SH      SOLE         N/A        48,930
WARNACO GROUP INC               COM NEW        934390402    5,618      286,198     SH      SOLE         N/A       286,198
WELLS FARGO & CO NEW            COM            949746101    9,616      326,192     SH      SOLE         N/A       326,192

                                          24              183,804




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:         183,804
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE